Repurchase Agreements - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of repo transactions [line items]
Profit generated by the bank through repurchase transactions	$ 12,781,269	$ 391,599,824	$ 564,103,125
Losses generated by the bank through reverse repurchase transactions	8,091,163	10,876,608	$ 39,743,187
Financial assets off balance sheet transaction	5,906,250
Repurchase agreements and cash collateral on securities lent		30,291,314
Government Securities [member]
Disclosure of repo transactions [line items]
Reverse repurchase transactions	$ 181,151,259	$ 24,937,296